UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL              August 8, 2003
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 161266
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
AMERICAN GREETINGS CORP CL A  COMM             026375105     11796    600600 SH        SOLE                   600600
BLACK & DECKER CORP           COMM             091797100      8573    197300 SH        SOLE                   197300
BRUNSWICK CORP                COMM             117043109      8554    341900 SH        SOLE                   341900
CLOROX CO                     COMM             189054109      7899    185200 SH        SOLE                   185200
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100      8495    205700 SH        SOLE                   205700
DIAL CORP NEW                 COMM             25247D101      5010    257600 SH        SOLE                   257600
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      7405    345200 SH        SOLE                   345200
FORTUNE BRANDS INC            COMM             349631101     13650    261500 SH        SOLE                   261500
JOY GLOBAL INC                COMM             481165108      5891    398600 SH        SOLE                   398600
MASCO CORP                    COMM             574599106      6144    257600 SH        SOLE                   257600
MATTEL INC                    COMM             577081102      9048    478200 SH        SOLE                   478200
MAYTAG CORP                   COMM             578592107      7868    322200 SH        SOLE                   322200
MERCK & CO INC                COMM             589331107     12207    201600 SH        SOLE                   201600
NEWELL RUBBERMAID INC         COMM             651229106      3562    127200 SH        SOLE                   127200
NORFOLK SOUTHERN CORP         COMM             655844108      6113    318400 SH        SOLE                   318400
PFIZER INC                    COMM             717081103     10600    310400 SH        SOLE                   310400
POLYONE CORP                  COMM             73179P106      2137    480300 SH        SOLE                   480300
SUN MICROSYSTEMS INC          COMM             866810104      7360   1582700 SH        SOLE                  1582700
TRINITY INDS INC              COMM             896522109      7500    405200 SH        SOLE                   405200
TYCO INTERNATIONAL LTD NEW    COMM             902124106     11454    603500 SH        SOLE                   603500